Loans from Third Parties-Current (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Nov. 20, 2023 USD ($)	Jul. 07, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Sep. 19, 2022 USD ($)	Sep. 18, 2022 USD ($)	Aug. 26, 2022 CNY (¥)	Jul. 29, 2022 USD ($)	May 09, 2022 USD ($)	Feb. 17, 2022 USD ($)	Jan. 30, 2022 USD ($)	Oct. 21, 2021 USD ($)	Sep. 03, 2021 CNY (¥)	Aug. 02, 2021 USD ($)	Jul. 29, 2021 USD ($)	Jul. 04, 2021 USD ($)	Feb. 08, 2021 USD ($)
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan | ¥								¥ 5						¥ 5
Jiangsu Yuantong Municipal Projects Construction Co. Ltd. [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan				$ 281,694	¥ 2
Ordos Ruitu Rural Development Promotion Center [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan			$ 7,042
Changshu Tongjiang Engineering Co., Ltd [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan																$ 219,660
Repayment of loan	$ 145,000
Zhang Miao [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan																		$ 156,900
Repayment of loan	145,000
Chen Guo [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan													$ 66,399
Repayment of loan	61,363
Annual interest													1.00%
Chai Guirong [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan															$ 313,800
Repayment of loan	145,000
Annual interest															1.00%
Hainan Boxinda Science Technology Partnership [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan												$ 101,500
Chen Gang [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan						$ 72,500
Repayment of loan	68,150
Qihang Hongye Technology (Inner Mongolia) Co., Ltd [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan		$ 985,930
Hainan Boxinda Science Technology Partnership [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan																	$ 52,718
Repayment of loan	48,720
Hainan Boxinda Science [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan											$ 60,564
Yu Zhanfeng [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan									$ 246,500
Repayment of loan	$ 246,500
Beijing Dingji Rubik’s Cube [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan										$ 10,150
Xinyi Xinshuo Concrete Co., Ltd [Member]
Loans from Third Parties-Current (Details) [Line Items]
Working capital loan							$ 72,500